Label	Element	Value
Virtus AllianzGI Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
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Virtus AllianzGI Convertible Fund, Virtus AllianzGI Global Allocation Fund,

Virtus AllianzGI Global Dynamic Allocation Fund, Virtus AllianzGI High Yield Bond Fund,

Virtus AllianzGI International Small-Cap Fund, Virtus AllianzGI Short Duration High Income Fund,

Virtus AllianzGI Water Fund and Virtus NFJ Emerging Markets Value Fund, (each a “Fund”, and together, the “Funds”), each a series of Virtus Strategy Trust

Supplement dated September 8, 2021 to the Summary Prospectuses and the Virtus Strategy Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AllianzGI Short Duration High Income Fund
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The 1–Year Return Before Taxes (“Returns”) for Class C shares were understated in the Average Annual Total Return Table in each Fund’s summary prospectus and in the summary section of the Funds’ statutory prospectus. The Returns are therefore hereby corrected for each of the Funds as follows:

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All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus AllianzGI Short Duration High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%